UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

FORM N-Q

OCTOBER 31, 2005

Smith Barney Diversified Strategic Income Fund

Schedule of Investments (unaudited)	October 31, 2005

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 36.8%
Aerospace & Defense — 0.4%
$ 660,000	BBB-	Goodrich Corp., Notes, 7.500% due 4/15/08	$693,352
850,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	892,500
2,275,000	BB-	Sequa Corp., Senior Notes, Series B, 8.875% due 4/1/08	2,343,250

		Total Aerospace & Defense	3,929,102

Airlines — 0.2%
		Continental Airlines Inc., Pass-Through Certificates:
407,887	B+	Series 2000-2, Class C, 8.312% due 4/2/11	350,380
2,025,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	1,767,041

		Total Airlines	2,117,421

Auto Components — 0.4%
580,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	580,000
1,260,000	BB	Dana Corp., Notes, 6.500% due 3/1/09	1,074,150
		TRW Automotive Inc., Senior Subordinated Notes:
1,606,000	BB-	9.375% due 2/15/13	1,734,480
260,000	BB-	11.000% due 2/15/13	291,850

		Total Auto Components	3,680,480

Automobiles — 1.2%
2,200,000	BBB	DaimlerChrysler North America Holding Corp., 4.050% due 6/4/08	2,137,161
		Ford Motor Co.:
		Debentures:
825,000	BB+	6.625% due 10/1/28	569,250
500,000	BB+	8.900% due 1/15/32	411,250
6,925,000	BB+	Notes, 7.450% due 7/16/31	5,124,500
		General Motors Corp., Senior Debentures:
500,000	BB-	8.250% due 7/15/23	371,250
3,150,000	BB-	8.375% due 7/15/33	2,350,688

		Total Automobiles	10,964,099

Beverages — 0.1%
730,000	B+	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	750,075

Building Products — 0.2%
370,000	CCC+	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	345,950
600,000	B-	Goodman Global Holding Co. Inc., Senior Notes, 6.410% due 6/15/12 (a)(b)	591,000
1,175,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,128,000

		Total Building Products	2,064,950

Capital Markets — 0.5%
1,349,000	B-	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	1,490,645
2,700,000	A+	Morgan Stanley, Notes, 6.600% due 4/1/12	2,898,842

		Total Capital Markets	4,389,487

Chemicals — 1.8%
960,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	1,023,600
2,000,000	B	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10	2,230,000
1,435,000	BB-	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	1,533,656
1,620,000	B+	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	1,709,100
1,500,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	1,680,000
1,400,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,559,250
570,000	B-	OM Group Inc., 9.250% due 12/15/11	551,475

See Notes to Schedule of Investments.

Smith Barney Diversified Strategic Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2005

Face Amount	Rating‡	Security	Value
Chemicals — 1.8% (continued)
$1,525,000	B-	Resolution Performance Products Inc., Senior Subordinated Notes, 13.500% due 11/15/10	$1,614,594
		Rhodia SA:
1,000,000	CCC+	Senior Notes, 7.625% due 6/1/10	972,500
1,700,000	CCC+	Senior Subordinated Notes, 8.875% due 6/1/11	1,615,000
1,674,000	BB-	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	1,799,550

		Total Chemicals	16,288,725

Commercial Banks — 1.0%
4,650,000	A+	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11	5,138,804
3,250,000	A-	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31 (b)	4,147,640

		Total Commercial Banks	9,286,444

Commercial Services & Supplies — 0.6%
2,260,000	BB-	Allied Waste North America Inc., Senior Notes, Series B, 8.500% due 12/1/08	2,361,700
1,475,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	1,570,875
1,015,000	B+	Cenveo Corp., Senior Notes, 9.625% due 3/15/12	1,075,900
975,000	BB-	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	964,031

		Total Commercial Services & Supplies	5,972,506

Communications Equipment — 0.5%
3,850,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	3,311,000
1,650,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	1,518,000

		Total Communications Equipment	4,829,000

Computers & Peripherals — 0.1%
525,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (b)	535,500

Containers & Packaging — 1.3%
1,625,000	D	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13 (c)	1,040,000
800,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	828,000
600,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	541,500
3,230,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	3,391,500
1,625,000	B+	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11	1,787,500
		Pliant Corp.:
275,000	CCC-	Senior Secured Second Lien Notes, 11.125% due 9/1/09	225,500
220,000	CCC-	Senior Subordinated Notes, 13.000% due 6/1/10	33,000
675,000	CCC-	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	529,875
3,100,000	B	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	2,766,750
		Tekni-Plex Inc.:
900,000	C	Senior Secured Notes, 8.750% due 11/15/13 (b)	769,500
1,095,000	C	Senior Subordinated Notes, Series B, 12.750% due 6/15/10	492,750

		Total Containers & Packaging	12,405,875

Diversified Consumer Services — 0.3%
		Service Corp. International:
1,025,000	BB	Debentures, 7.875% due 2/1/13	1,083,938
1,590,000	BB	Senior Notes, 6.500% due 3/15/08	1,605,900

		Total Diversified Consumer Services	2,689,838

Diversified Financial Services — 1.2%
1,127,000	CCC+	Alamosa Delaware Inc., Senior Discount Notes, step bond to yield 11.437% due 7/31/09	1,239,700
600,000	A+	American General Finance Corp., Senior Notes, 4.625% due 5/15/09	590,931
370,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	371,850

See Notes to Schedule of Investments.

Smith Barney Diversified Strategic Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2005

Face Amount	Rating‡	Security	Value
Diversified Financial Services — 1.2% (continued)
$2,450,000	A-	EnCana Holdings Finance Corp., 5.800% due 5/1/14	$2,550,925
350,000	BB+	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	337,221
		General Motors Acceptance Corp.:
350,000	BB	Bonds, 8.000% due 11/1/31	362,323
		Notes:
125,000	BB	7.250% due 3/2/11	123,084
2,125,000	BB	6.875% due 9/15/11	2,062,880
4,065,000	BB	6.750% due 12/1/14	3,893,546

		Total Diversified Financial Services	11,532,460

Diversified Telecommunication Services — 1.5%
600,000	BB+	AT&T Corp., Senior Notes, 7.300% due 11/15/11	666,000
1,780,000	D	GT Group Telecom Inc., Senior Discount Notes, step bond to yield 15.232% due 2/1/10 (c)(d)(e)	0
225,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	237,375
1,950,000	B	Intelsat Ltd., Senior Discount Notes, step bond to yield 8.509% due 2/1/15 (b)	1,291,875
795,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	783,075
516,000	B+	PanAmSat Corp., 9.000% due 8/15/14	545,670
2,905,000	BB	Qwest Corp., Notes, 8.875% due 3/15/12	3,202,763
		Qwest Services Corp., Senior Secured Notes:
4,555,000	B	13.500% due 12/15/10	5,226,862
1,305,000	B	14.000% due 12/15/14	1,587,206

		Total Diversified Telecommunication Services	13,540,826

Electric Utilities — 1.4%
		Edison Mission Energy, Senior Notes:
3,255,000	B+	10.000% due 8/15/08	3,588,637
2,100,000	B+	9.875% due 4/15/11	2,457,000
1,910,000	B	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	2,253,800
		Reliant Energy Inc., Senior Secured Notes:
4,000,000	B+	9.250% due 7/15/10	4,220,000
625,000	B+	9.500% due 7/15/13	668,750

		Total Electric Utilities	13,188,187

Electrical Equipment — 0.3%
		Thomas & Betts Corp.:
1,980,000	BBB-	Medium-Term Notes, 6.625% due 5/7/08	2,035,581
575,000	BBB-	Senior Notes, 7.250% due 6/1/13	606,828

		Total Electrical Equipment	2,642,409

Electronic Equipment & Instruments — 0.2%
		Muzak LLC/Muzak Finance Corp.:
1,975,000	CCC-	Senior Notes, 10.000% due 2/15/09	1,698,500
550,000	CCC-	Senior Subordinated Notes, 9.875% due 3/15/09	272,250

		Total Electronic Equipment & Instruments	1,970,750

Energy Equipment & Services — 0.2%
88,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (b)	90,640
1,600,000	B-	Key Energy Services Inc., Senior Notes, Series C, 8.375% due 3/1/08	1,668,000

		Total Energy Equipment & Services	1,758,640

Food & Staples Retailing — 0.4%
900,000	B-	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	839,250
2,500,000	BBB-	Safeway Inc., Senior Debentures, 7.250% due 2/1/31	2,577,698

		Total Food & Staples Retailing	3,416,948

See Notes to Schedule of Investments.

Smith Barney Diversified Strategic Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2005

Face Amount	Rating‡	Security	Value
Food Products — 0.9%
$ 825,000	BB	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	$891,000
489,198	BB+	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20	526,194
870,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	883,050
1,000,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	1,070,000
2,150,000	CCC+	Doane Pet Care Co., Senior Subordinated Notes, 9.750% due 5/15/07	2,152,687
2,600,000	BBB+	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11	2,660,973

		Total Food Products	8,183,904

Health Care Equipment & Supplies — 0.1%
750,000	B-	Accellent Corp., Senior Subordinated Notes, Series B, 10.000% due 7/15/12	881,250

Health Care Providers & Services — 1.1%
2,000,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	2,090,000
850,000	B	DaVita Inc., 7.250% due 3/15/15	862,750
695,000	B	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	743,650
2,075,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	2,137,250
1,075,000	CCC+	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	814,312
		Tenet Healthcare Corp., Senior Notes:
3,400,000	B	7.375% due 2/1/13	3,034,500
25,000	B	9.875% due 7/1/14	24,313

		Total Health Care Providers & Services	9,706,775

Hotels, Restaurants & Leisure — 2.1%
2,050,000	B+	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	2,193,500
		Caesars Entertainment Inc., Senior Subordinated Notes:
1,150,000	BB+	8.875% due 9/15/08	1,239,125
4,275,000	BB+	8.125% due 5/15/11	4,691,812
1,825,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	1,893,437
1,325,000	CCC-	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12	1,066,625
1,550,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,476,375
200,000	CCC+	LCE Corp., Senior Subordinated Notes, 9.000% due 8/1/14	193,500
		MGM MIRAGE Inc.:
585,000	B+	Senior Subordinated Debentures, 7.625% due 7/15/13	604,013
1,725,000	B+	Senior Subordinated Notes, Series B, 10.250% due 8/1/07	1,845,750
2,500,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.750% due 10/1/13	2,571,875
		Six Flags Inc., Senior Notes:
775,000	CCC	9.750% due 4/15/13	775,000
475,000	CCC	9.625% due 6/1/14	472,625

		Total Hotels, Restaurants & Leisure	19,023,637

Household Durables — 0.6%
395,000	CCC-	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08	373,275
500,000	CC	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	317,500
1,575,000	BB-	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	1,708,875
1,000,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	1,020,000
740,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	765,900
1,625,000	B	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	1,763,125

		Total Household Durables	5,948,675

Independent Power Producers & Energy Traders — 1.9%
		AES Corp., Senior Notes:
3,255,000	B-	9.500% due 6/1/09	3,515,400
100,000	B-	7.750% due 3/1/14	104,250

See Notes to Schedule of Investments.

Smith Barney Diversified Strategic Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2005

Face Amount	Rating‡	Security	Value
Independent Power Producers & Energy Traders — 1.9% (continued)
		Calpine Corp.:
$3,980,000	B-	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (b)	$2,805,900
895,000	B-	Senior Secured Notes, 8.750% due 7/15/13 (b)	624,263
		Dynegy Holdings Inc.:
1,000,000	CCC+	Debentures, 7.125% due 5/15/18	885,000
6,025,000	B-	Second Priority Senior Secured Notes, 10.099% due 7/15/08 (a)(b)	6,401,562
2,585,000	B	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	2,830,575

		Total Independent Power Producers & Energy Traders	17,166,950

Industrial Conglomerates — 0.1%
1,080,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (d)	918,000

Insurance — 0.2%
1,515,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	1,616,490

IT Services — 0.6%
3,875,000	B	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	4,059,062
1,280,000	BB-	Unisys Corp., Senior Notes, 6.875% due 3/15/10	1,152,000

		Total IT Services	5,211,062

Machinery — 0.5%
1,300,000	B-	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,371,500
1,025,000	B-	Mueller Holdings Inc., Discount Notes, step bond to yield 11.980% due 4/15/14	753,375
580,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	622,050
1,025,000	B	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	1,099,313
480,000	CCC+	Wolverine Tube Inc., Senior Notes, 10.500% due 4/1/09	444,000

		Total Machinery	4,290,238

Media — 5.4%
2,050,000	B	Advanstar Communications Inc., Senior Secured Notes, 10.750% due 8/15/10	2,280,625
2,067,000	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	2,175,517
		CCH I Holdings LLC:
		Senior Accreting Notes:
1,515,000	CCC-	Step bond to yield 17.231% due 1/15/14 (b)	1,151,400
3,375,000	CCC-	Step bond to yield 18.099% due 5/15/14 (b)	2,160,000
4,577,000	CCC-	Senior Secured Notes, 11.000% due 10/1/15 (b)	4,165,070
2,175,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	2,508,917
		CSC Holdings Inc.:
585,000	BB-	Senior Notes, Series B, 7.625% due 4/1/11	589,388
4,795,000	B+	Senior Subordinated Debentures, 10.500% due 5/15/16	5,166,612
634,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	743,365
125,000	B	Dex Media Inc., Discount Notes, step bond to yield 7.839% due 11/15/13	97,500
2,417,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	2,676,827
1,381,000	BB-	DirecTV Holdings LLC/DirecTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	1,501,838
		EchoStar DBS Corp., Senior Notes:
1,635,000	BB-	9.125% due 1/15/09	1,720,838
2,250,000	BB-	6.625% due 10/1/14	2,193,750
1,375,000	B-	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	1,003,750
2,200,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, step bond to yield 13.150% due 2/15/11	2,271,500
500,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	543,750

See Notes to Schedule of Investments.

Smith Barney Diversified Strategic Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2005

Face Amount	Rating‡	Security	Value
Media — 5.4% (continued)
$2,675,000	B	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	$2,628,187
1,325,000	CCC+	NextMedia Operating Inc., Senior Subordinated Notes, 10.750% due 7/1/11	1,445,906
450,000	B+	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	506,250
950,000	B+	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	1,068,750
2,030,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	2,154,338
3,465,000	B+	Rogers Cablesystems Ltd., Senior Subordinated Debentures, 11.000% due 12/1/15	3,672,900
2,150,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	2,431,405
2,500,000	CCC	Vertis Inc., Senior Secured Notes, 9.750% due 4/1/09	2,550,000
536,000	B+	Yell Finance BV, Senior Discount Notes, step bond to yield 12.263% due 8/1/11	549,400
50,000	CCC	Young Broadcasting Inc., Senior Subordinated Notes, 8.750% due 1/15/14	44,500

		Total Media	50,002,283

Metals & Mining — 0.3%
1,475,000	B	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	1,618,812
1,310,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	1,512,153

		Total Metals & Mining	3,130,965

Multi-Utilities — 0.2%
475,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	523,352
1,600,000	BBB+	Dominion Resources Inc., Senior Notes, 6.300% due 3/15/33	1,614,472

		Total Multi-Utilities	2,137,824

Multiline Retail — 0.3%
2,018,000	BB+	J.C. Penney Co. Inc., Notes, 9.000% due 8/1/12	2,314,004

Oil, Gas & Consumable Fuels — 3.0%
2,550,000	BB	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16	2,556,375
1,625,000	B+	Cimarex Energy Co., 9.600% due 3/15/12	1,763,125
		El Paso Corp.:
		Medium-Term Notes:
1,850,000	B-	7.800% due 8/1/31	1,845,375
550,000	B-	7.750% due 1/15/32	548,625
4,000,000	B-	Notes, 7.875% due 6/15/12	4,100,000
1,950,000	BB	Gaz Capital SA, 8.625% due 4/28/34	2,464,800
1,760,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	1,887,600
435,000	B+	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	457,838
725,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	763,062
1,490,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,601,750
1,485,000	BBB-	Valero Energy Corp., Notes, 4.750% due 6/15/13	1,431,822
		Vintage Petroleum Inc.:
1,015,000	BB-	Senior Notes, 8.250% due 5/1/12	1,098,737
375,000	B	Senior Subordinated Notes, 7.875% due 5/15/11	394,688
		Williams Cos. Inc.:
		Notes:
2,000,000	B+	7.125% due 9/1/11	2,072,500
2,375,000	B+	7.875% due 9/1/21	2,573,906
200,000	B+	8.750% due 3/15/32	231,750
1,550,000	B+	Senior Notes, 7.625% due 7/15/19	1,650,750

		Total Oil, Gas & Consumable Fuels	27,442,703

Paper & Forest Products — 0.6%
1,175,000	BB-	Abitibi-Consolidated Inc., Notes, 8.550% due 8/1/10	1,154,437

See Notes to Schedule of Investments.

Smith Barney Diversified Strategic Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2005

Face Amount	Rating‡	Security	Value
Paper & Forest Products — 0.6% (continued)
$1,500,000	B+	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	$1,417,500
		Buckeye Technologies Inc., Senior Subordinated Notes:
240,000	B	9.250% due 9/15/08	241,200
2,025,000	B	8.000% due 10/15/10	1,923,750
1,200,000	BB-	Norske Skog Canada Ltd., Senior Notes, 7.375% due 3/1/14	1,074,000

		Total Paper & Forest Products	5,810,887

Real Estate — 1.2%
2,350,000	B-	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	2,540,938
		Host Marriott LP, Senior Notes:
2,555,000	B+	Series I, 9.500% due 1/15/07	2,679,556
375,000	B+	Series O, 6.375% due 3/15/15	365,625
3,000,000	BBB-	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	2,879,523
2,525,000	CCC+	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09	2,679,656

		Total Real Estate	11,145,298

Semiconductors & Semiconductor Equipment — 0.2%
		Amkor Technology Inc.:
850,000	B-	Senior Notes, 9.250% due 2/15/08	816,000
1,450,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	1,247,000

		Total Semiconductors & Semiconductor Equipment	2,063,000

Specialty Retail — 0.4%
1,600,000	CCC	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	1,608,000
350,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (b)	348,250
1,600,000	CCC+	General Nutrition Centers Inc., Senior Subordinated Notes, 8.500% due 12/1/10	1,348,000

		Total Specialty Retail	3,304,250

Textiles, Apparel & Luxury Goods — 0.2%
		Levi Strauss & Co., Senior Notes:
475,000	B-	8.804% due 4/1/12 (a)	473,813
340,000	B-	12.250% due 12/15/12	374,850
1,250,000	B-	9.750% due 1/15/15	1,268,750

		Total Textiles, Apparel & Luxury Goods	2,117,413

Thrifts & Mortgage Finance — 0.4%
3,920,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	4,135,600

Wireless Telecommunication Services — 2.7%
		AirGate PCS Inc.:
300,000	B-	7.900% due 10/15/11 (a)	309,000
962,600	CCC	Senior Secured Subordinated Notes, 9.375% due 9/1/09	1,010,730
900,000	BB-	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 14.314% due 8/1/08	698,625
		New Cingular Wireless Services Inc.:
2,000,000	A	Notes, 8.125% due 5/1/12	2,303,014
7,575,000	A	Senior Notes, 8.750% due 3/1/31	9,907,441
1,375,000	A-	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	1,456,565
844,000	BB-	Nextel Partners Inc., Senior Notes, 12.500% due 11/15/09	905,190
1,487,000	B-	SBA Communications Corp., Senior Discount Notes, step bond to yield 9.416% due 12/15/11	1,349,453
		Sprint Capital Corp.:
2,200,000	A-	Notes, 8.375% due 3/15/12	2,541,532

See Notes to Schedule of Investments.

Smith Barney Diversified Strategic Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2005

Face Amount	Rating‡	Security	Value
Wireless Telecommunication Services — 2.7% (continued)
$4,425,000	A-	Senior Notes, 6.875% due 11/15/28	$4,731,949

		Total Wireless Telecommunication Services	25,213,499

		TOTAL CORPORATE BONDS & NOTES (Cost — $326,708,696)	339,718,429

ASSET-BACKED SECURITIES — 4.5%
Credit Card — 0.6%
946,594	B	First Consumers Master Trust, Series 2001-A, Class A, 4.280% due 9/15/08 (a)	941,222
4,530,000	BBB	Metris Master Trust, Series 2001-2, Class B, 5.080% due 11/20/09 (a)	4,541,153

		Total Credit Card	5,482,375

Diversified Financial Services — 0.0%
9,215,241	D	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/12 (c)(d)(e)	0

Home Equity — 3.9%
2,840,000	A	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 5.238% due 11/25/34 (a)	2,894,958
7,816,000	A+	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 5.238% due 8/25/32 (a)	7,867,057
266,441	BBB+	Argent NIM Trust, Series 2004-WN08, Class A, 4.700% due 7/25/34 (b)	266,162
6,000,000	A	Asset-Backed Securities Corp., Home Loan Equity Trust, Series 2003-HE2, Class M2, 5.870% due 4/15/33 (a)	6,058,735
		Bear Stearns Asset-Backed Securities NIM Trust:
132,854	BBB	Series 2003-HE1N, Class N1, 6.500% due 1/25/34 (b)	132,825
565,599	BBB	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (b)	562,502
806,333	BBB	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (b)	802,512
		Countrywide Asset-Backed Certificates:
3,820,000	AA	Series 2004-05, Class M4, 5.288% due 6/25/34 (a)	3,879,257
778,229	BBB	Series 2004-05N, Class N1, 5.500% due 10/25/35 (b)	775,402
1,500,491	NR	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (b)	1,486,117
		Novastar Home Equity Loan:
1,310,000	A	Series 2003-04, Class M2, 5.663% due 2/25/34 (a)	1,335,083
2,880,000	A+	Series 2004-01, Class M4, 5.013% due 6/25/34 (a)	2,893,405
1,560,000	BBB-	Series 2005-2, Class M11, 7.038% due 10/25/35 (a)	1,387,425
1,260,000	BBB	Option One Mortgage Loan Trust, Series 2004-2, Class M7, 7.538% due 5/25/34 (a)	1,231,933
1,162,761	A	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 5.138% due 4/25/32 (a)	1,167,958
		Sail Net Interest Margin Notes:
110,463	BBB	Series 2003-003, Class A, 7.750% due 4/27/33 (b)	110,909
15,898	BBB	Series 2003-13A, Class A, 6.750% due 11/27/33 (b)	15,878
661,280	BBB	Series 2004-002A, Class A, 5.500% due 3/27/34 (b)	661,213
593,055	BBB+	Series 2004-004A, Class A, 5.000% due 4/27/34 (b)	592,509
943,845	BBB	Series 2004-011A, Class A2, 4.750% due 1/27/35 (b)	938,721
553,169	BB+	Series 2004-11A, Class B, 7.500% due 1/27/35 (b)	541,055
391,822	BBB-	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (b)	390,904

		Total Home Equity	35,992,520

Other — 0.0%
6,356,486	C(f)	Varick Structured Asset Fund Ltd., Series 1A, Class B1, 5.073% due 11/1/35 (b)(c)(d)(e)	63,565

		TOTAL ASSET-BACKED SECURITIES (Cost — $54,235,588)	41,538,460

See Notes to Schedule of Investments.

Smith Barney Diversified Strategic Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2005

Face Amount		Security	Value
MORTGAGE-BACKED SECURITIES — 36.6%
FHLMC — 8.8%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$ 1,194,243		6.500% due 9/1/31-12/1/31	$1,227,073
53,800,000		5.000% due 11/1/35 (g)(h)	51,765,714
15,000,000		5.500% due 11/1/35 (g)(h)	14,807,820
13,500,000		6.000% due 11/1/35 (g)(h)	13,635,000

		TOTAL FHLMC	81,435,607

FNMA — 26.0%
		Federal National Mortgage Association (FNMA):
3,417,960		6.500% due 4/1/15-5/1/31	3,534,656
3,518,631		5.500% due 10/1/16-12/1/16	3,546,087
26,981,997		6.000% due 5/1/17-6/1/32	27,386,327
29,000,000		4.000% due 11/1/20 (g)(h)	27,486,548
4,958,662		7.500% due 7/1/28-3/1/32	5,237,069
2,874,345		7.000% due 8/1/29-5/1/32	3,007,856
28,800,000		4.500% due 11/1/35 (g)(h)	26,910,000
18,750,000		5.000% due 11/1/35 (g)(h)	18,046,875
67,000,000		5.500% due 11/1/35 (g)(h)	66,099,654
40,000,000		6.000% due 11/1/35 (g)(h)	40,350,000
18,000,000		6.500% due 11/1/35 (g)(h)	18,478,116

		TOTAL FNMA	240,083,188

GNMA — 1.8%
		Government National Mortgage Association (GNMA):
9,996,705		6.500% due 5/15/28-8/15/34	10,384,353
3,983,285		7.000% due 3/15/29-3/15/32	4,189,316
1,424,098		7.500% due 1/15/30-9/15/31	1,508,801

		TOTAL GNMA	16,082,470

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $343,740,349)	337,601,265

	Rating‡
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
		Commercial Mortgage Pass-Through Certificates:
5,891,454	AAA	Series 2001-J2A, Class A1, 5.447% due 7/16/34 (b)	5,959,580
1,504,227	A+	Series 2003-FL9, Class E, 4.970% due 11/15/15 (a)(b)	1,511,551
7,089,167	AAA	Government National Mortgage Association (GNMA), Series 2003-12, Class IN, PAC, IO, 5.500% due 2/16/28	479,681
6,273,128	A2(f)	Merit Securities Corp., Series 11PA, Class B2, 5.570% due 9/28/32 (a)(b)	6,121,199
2,725,882	AAA	Structured Asset Mortgage Investments Inc., Series 2005-AR3, Class 2A1, 4.969% due 8/25/35 (a)	2,777,497

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $16,776,151)	16,849,508

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 5.9%
U.S. Government Obligations — 5.9%
		U.S. Treasury Notes:
27,600,000		4.000% due 4/15/10	27,080,347
7,000,000		3.875% due 2/15/13	6,721,918
5,000,000		4.250% due 8/15/13	4,904,885
4,700,000		4.250% due 8/15/14	4,590,579
6,270,000		4.250% due 11/15/14	6,118,887

See Notes to Schedule of Investments.

Smith Barney Diversified Strategic Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2005

Face Amount		Security	Value
U.S. Government Obligations — 5.9% (continued)
$5,000,000		4.125% due 5/15/15	$4,826,565

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $55,816,536)	54,243,181

	Rating‡
SOVEREIGN BONDS — 4.7%
Argentina — 0.1%
		Republic of Argentina:
1,778,705	NR	5.830% due 12/31/33	703,967
465,374	B-	Discount Bonds, 8.280% due 12/31/33	454,554

		Total Argentina	1,158,521

Brazil — 1.1%
		Federative Republic of Brazil:
725,000	BB-	11.000% due 8/17/40	872,356
4,718,000	BB-	Collective Action Securities, 8.000% due 1/15/18	4,878,412
4,695,362	BB-	DCB, Series L, 5.250% due 4/15/12 (a)	4,586,782

		Total Brazil	10,337,550

Bulgaria — 0.1%
390,000	BBB	Republic of Bulgaria, 8.250% due 1/15/15	468,000

Colombia — 0.3%
		Republic of Colombia:
475,000	BB	10.000% due 1/23/12	560,738
450,000	BB	10.750% due 1/15/13	549,000
1,325,000	BB	8.125% due 5/21/24	1,376,012

		Total Colombia	2,485,750

Ecuador — 0.1%
550,000	CCC+	Republic of Ecuador, step bond to yield 9.315% due 8/15/30	495,000

Italy — 0.5%
4,200,000	AA-	Region of Lombardy, 5.804% due 10/25/32	4,451,899

Mexico — 0.9%
		United Mexican States:
2,300,000	BBB	8.125% due 12/30/19	2,758,275
		Series A, Notes:
3,570,000	BBB	6.375% due 1/16/13	3,752,962
1,875,000	BBB	5.875% due 1/15/14	1,912,500

		Total Mexico	8,423,737

Panama — 0.1%
950,000	BB	Republic of Panama, 9.375% due 1/16/23	1,159,000

Peru — 0.2%
		Republic of Peru:
425,000	BB	9.125% due 2/21/12	492,044
225,000	BB	8.750% due 11/21/33	259,875
686,000	BB	FLIRB, 5.000% due 3/7/17 (a)	649,127
393,600	BB	PDI, 5.000% due 3/7/17 (a)	378,840

		Total Peru	1,779,886

Philippines — 0.3%
		Republic of the Philippines:
400,000	BB-	8.375% due 3/12/09	423,250
625,000	BB-	8.875% due 3/17/15	662,890

See Notes to Schedule of Investments.

Smith Barney Diversified Strategic Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2005

Face Amount	Rating‡	Security	Value
Philippines — 0.3% (continued)
$875,000	BB-	9.875% due 1/15/19	$975,078
850,000	BB-	10.625% due 3/16/25	983,344

		Total Philippines	3,044,562

Russia — 0.3%
2,325,000	BBB-	Russian Federation, 11.000% due 7/24/18	3,394,500

South Africa — 0.1%
575,000	BBB+	Republic of South Africa, 6.500% due 6/2/14	616,688

Turkey — 0.3%
		Republic of Turkey:
750,000	BB-	9.000% due 6/30/11	850,313
325,000	BB-	11.500% due 1/23/12	411,125
575,000	BB-	11.000% due 1/14/13	724,500
900,000	BB-	11.875% due 1/15/30	1,308,375

		Total Turkey	3,294,313

Ukraine — 0.1%
525,000	BB-	Republic of Ukraine, 6.875% due 3/4/11	542,063

Venezuela — 0.2%
		Bolivarian Republic of Venezuela:
1,065,000	B+	8.500% due 10/8/14	1,161,915
750,000	B+	Collective Action Securities, 9.375% due 1/13/34	874,875

		Total Venezuela	2,036,790

		TOTAL SOVEREIGN BONDS (Cost — $42,729,607)	43,688,259

Shares
COMMON STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.1%
Media — 0.1%
7,044		NTL Inc. *	431,938

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
24,971		Aurora Foods Inc. *(d)(e)	0

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
1,445		Outsourcing Solutions Inc. *(e)	6,143

INDUSTRIALS — 0.0%
Aerospace & Defense — 0.0%
3,163		Northrop Grumman Corp.	169,695

INFORMATION TECHNOLOGY — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
1,372		Freescale Semiconductor Inc., Class B Shares *	32,763

TELECOMMUNICATION SERVICES — 0.2%
Diversified Telecommunication Services — 0.0%
3,736		McLeodUSA Inc., Class A Shares *	90
19,250		Weblink Wireless Inc. *(d)(e)	192

		Total Diversified Telecommunication Services	282

Wireless Telecommunication Services — 0.2%
114,108		Alamosa Holdings Inc. *	1,688,799

See Notes to Schedule of Investments.

Smith Barney Diversified Strategic Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2005

Shares	Security	Value
	TOTAL TELECOMMUNICATION SERVICES	$1,689,081

	TOTAL COMMON STOCKS (Cost — $2,515,084)	2,329,620

Warrants
WARRANTS — 0.0%
900	American Tower Corp., Class A Shares, Expires 8/1/08 *(b)	303,767
2,095	Cybernet Internet Services International Inc., Expires 7/1/09 *(d)(e)	0
1,780	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 *(b)(d)(e)	0
1,185	Horizon PCS Inc., Expires 10/1/10 *(b)(d)(e)	0
1,000	IWO Holdings Inc., Expires 1/15/11 *(b)(d)(e)	0
250	Jazztel PLC, Expires 7/15/10 *(e)	0
1,865	Merrill Corp., Class B Shares, Expires 5/1/09 *(b)(d)(e)	0
220	Pliant Corp., Expires 7/1/09 *(b)(d)(e)	2
7,800	RSL Communications Ltd., Class A Shares, Expires 11/15/06 *(d)(e)	0

	TOTAL WARRANTS (Cost — $414,996)	303,769

Shares
CONVERTIBLE PREFERRED STOCKS — 0.6%
TELECOMMUNICATION SERVICES — 0.6%
Wireless Telecommunication Services — 0.6%
3,968	Alamosa Holdings Inc., Cumulative Convertible, Series B, 7.500% due 7/31/13	4,378,688
18,000	Crown Castle International Corp., 6.250% due 8/15/12	927,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $1,718,670)	5,305,688

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $844,655,677)	841,578,179

Face Amount
SHORT-TERM INVESTMENTS (i) — 38.4%
Repurchase Agreements — 38.4%
$100,000,000	Interest in $572,678,000 joint tri-party repurchase agreement dated 10/31/05 with Deutsche Bank Securities Inc., 4.000% due 11/1/05, Proceeds at maturity - $100,011,111; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.125% due 11/28/05 to 1/15/30; Market value - $102,000,568)	100,000,000
100,000,000	Interest in $689,187,000 joint tri-party repurchase agreement dated 10/31/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.000% due 11/1/05, Proceeds at maturity - $100,011,111; (Fully collateralized by U.S. Treasury obligations, 0.000% to 3.750% due 11/3/05 to 5/15/08; Market value - $102,000,226)	100,000,000
153,923,000	Interest in $442,372,000 joint tri-party repurchase agreement dated 10/31/05 with Morgan Stanley, 3.990% due 11/1/05, Proceeds at maturity - $153,940,060; (Fully collateralized by various U.S. government agency obligations, 2.465% to 7.000% due 11/28/06 to 7/21/25; Market value - $157,713,585)	153,923,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $353,923,000)	353,923,000

	TOTAL INVESTMENTS — 129.6% (Cost — $1,198,578,677#)	1,195,501,179
	Liabilities in Excess of Other Assets — (29.6)%	(273,181,950)

	TOTAL NET ASSETS — 100.0%	$922,319,229

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.

(a)	Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2005.

See Notes to Schedule of Investments.

Smith Barney Diversified Strategic Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2005

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is currently in default.

(d)	Illiquid security.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Rating by Moody’s Investors Service. All ratings are unaudited.

(g)	This security is traded on a “to-be-announced” basis (See Note 1).

(h)	All or a portion of this security is acquired under mortgage dollar roll agreement (See Notes 1 and 2).

(i)	All or a portion of these securities are segregated for open futures contracts, TBA’s and/or mortgage dollar rolls.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB - Debt Conversion Bond

FLIRB - Front-Loaded Interest Reduction Bond

IO - Interest Only

NIM - Net Interest Margin

PAC - Planned Amortization Cost

PDI - Past Due Interest

See pages 14 and 15 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Diversified Strategic Income Fund (the “Fund”) is a separate diversified investment fund of Smith Barney Income Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of the portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,800,367
Gross unrealized depreciation	(35,877,865)

Net unrealized depreciation	$(3,077,498)

At October 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 2 Year Notes	42	12/05	$8,653,183	$8,618,531	$(34,652)
U.S. Treasury 10 Year Notes	552	12/05	61,084,084	59,866,125	(1,217,959)

					(1,252,611)

Contracts to Sell:
U.S. Treasury 5 Year Notes	565	12/05	61,097,411	59,828,204	1,269,207

Net Unrealized Gain on Open Futures Contracts					$16,596

During the period ended October 31, 2005, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $790,522,891.

At October 31, 2005, the Fund held TBA securities with a total cost of $284,926,344.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
Chief Executive Officer

Date: December 30, 2005

By	/s/ ROBERT J. BRAULT
Chief Financial Officer

Date: December 30, 2005